UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Stock Index Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Stock Index Portfolio

The S&P 900 Index posted a total return of 5.57% for 2005. Interest rates continued to rise, as the Fed maintained its "measured" pace. Record oil prices were a common trend as well. Crude oil futures traded at a high of $71.15 at the end of August. Although oil has stabilized around $60 per barrel since then, historically high oil prices continue to weigh on the overall market. The booming housing market in the first half of the year accelerated positive returns in the home building sector, but recent data seems to indicate that market may be cooling. Corporate profits remained strong, as did consumer spending, although the short term futures of both are now being questioned by many analysts. The Energy sector was the best performing sector in the Index, returning 33.10% for the year. The Utilities sector provided the second best performance, returning 15.69%. The only sectors in the 900 Index posting negative returns for 2005 were the Telecomm Services sector, declining 5.45%, and the Consumer Discretionary sector, down 4.92% for the year. The top performing securities in the 900 Index were Vertex Pharmaceuticals (VRTX) and Sandisk Corp. (SNDK), returning 161.78% and 151.58% respectively. Both members of the S&P 400 MidCap Index, these two securities provided much of the 66 basis point outperformance of the S&P 900 Index versus the S&P 500 Index for the year.


                 Maxim Stock Index
                     Portfolio       S&P 500 Index(R)      S&P MidCap 400 Index
    2/25/1982        10,000.00          10,000.00              10,000.00
   12/31/1996        12,181.00

                     11,921.56                                12,295.97
    12/31/1997       16,398.42          15,764.51             16,103.28
   12/31/1998        20,417.35          21,084.86             18,774.13
   12/31/1999        24,445.69          25,521.54             21,537.87
   12/31/2000        22,504.71          23,198.06             25,309.15
   12/31/2001        19,887.41          20,442.13             25,157.29
   12/31/2002        15,524.11          15,924.42             21,506.97
   12/31/2003        19,934.51          20,492.32             29,167.41
   12/31/2004        22,075.48          22,714.77             33,961.83
   12/31/2005        23,183.67          23,833.16             38,240.89

Maxim Stock Index Portfolio
Total Return -

One Year:         5.02%
Five Year:        0.60%
Ten Year:         8.77%


Portfolio Inception:       2/25/82

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Stock Index Portfolio, made at its inception, with the performance of the S&P 500 Index(R) and the S&P MidCap 400 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Stock Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in securities, market value  (1)                                                   $        513,118,445
      Cash                                                                                                         98,205
      Collateral for securities loaned                                                                         22,082,349
      Dividends receivable                                                                                        659,147
      Subscriptions receivable                                                                                    127,755
      Receivable for investments sold                                                                           2,520,660
                                                                                                       -------------------
                                                                                                       -------------------

      Total assets                                                                                            538,606,561
                                                                                                       -------------------
                                                                                                       -------------------

LIABILITIES:
      Due to investment adviser                                                                                   267,194
      Payable upon return of securities loaned                                                                 22,082,349
      Redemptions payable                                                                                         264,569
      Payable for investments purchased                                                                           272,837
      Variation margin on futures contracts                                                                        19,725
                                                                                                       -------------------
                                                                                                       -------------------

      Total liabilities                                                                                        22,906,674
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $        515,699,887
                                                                                                       ===================
                                                                                                       ===================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $          2,424,938
      Additional paid-in capital                                                                              416,325,355
      Net unrealized appreciation on investments and futures contracts                                        103,609,934
      Accumulated net realized loss on investments and futures contracts                                       (6,660,340)
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $        515,699,887
                                                                                                       ===================
                                                                                                       ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $              21.27
                                                                                                       ===================
                                                                                                       ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                              300,000,000
      Outstanding                                                                                              24,249,382

(1)  Cost of investments in securities:                                                              $        409,460,311

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                         $           97,873
     Income from securities lending                                                                               78,497
     Dividends                                                                                                 9,526,788
                                                                                                        -----------------
                                                                                                        -----------------

     Total income                                                                                              9,703,158
                                                                                                        -----------------
                                                                                                        -----------------

EXPENSES:
     Management fees                                                                                           3,170,934
                                                                                                        -----------------
                                                                                                        -----------------

NET INVESTMENT INCOME                                                                                          6,532,224
                                                                                                        -----------------
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                         36,833,748
     Net realized gain on futures contracts                                                                      752,908
     Change in net unrealized appreciation on investments                                                    (19,060,336)
     Change in net unrealized depreciation on futures contracts                                                  (82,020)
                                                                                                        -----------------
                                                                                                        -----------------

     Net realized and unrealized gain on investments and futures contracts                                    18,444,300
                                                                                                        -----------------
                                                                                                        -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $       24,976,524
                                                                                                        =================
                                                                                                        =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                2005                2004
                                                                                          -----------------    ----------------
                                                                                          -----------------    ----------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                             $        6,532,224   $       7,747,561
      Net realized gain on investments                                                          36,833,748          53,998,160
      Net realized gain on futures contracts                                                       752,908             379,352
      Change in net unrealized appreciation on investments                                     (19,060,336)         (5,054,154)
      Change in net unrealized appreciation (depreciation) on futures contracts                    (82,020)            (89,305)
                                                                                          -----------------    ----------------
                                                                                          -----------------    ----------------

      Net increase in net assets resulting from operations                                      24,976,524          56,981,614
                                                                                          -----------------    ----------------
                                                                                          -----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                (6,475,890)         (7,681,850)
      From net realized gains                                                                  (37,769,494)        (54,478,708)
                                                                                          -----------------    ----------------
                                                                                          -----------------    ----------------

      Total distributions                                                                      (44,245,384)        (62,160,558)
                                                                                          -----------------    ----------------
                                                                                          -----------------    ----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                         87,871,133          51,762,362
      Reinvestment of distributions                                                             44,245,384          62,160,558
      Redemptions of shares                                                                   (162,295,785)       (180,310,580)
                                                                                          -----------------    ----------------
                                                                                          -----------------    ----------------

      Net decrease in net assets resulting from share transactions                             (30,179,268)        (66,387,660)
                                                                                          -----------------    ----------------
                                                                                          -----------------    ----------------

      Total decrease in net assets                                                             (49,448,128)        (71,566,604)

NET ASSETS:
      Beginning of period                                                                      565,148,015         636,714,619
                                                                                          -----------------    ----------------
                                                                                          -----------------    ----------------

      End of period  (1)                                                                $      515,699,887   $     565,148,015
                                                                                          =================    ================
                                                                                          =================    ================
                                                                                                         0                   0

OTHER INFORMATION:

SHARES:
      Sold                                                                                       4,015,366           2,281,392
      Issued in reinvestment of distributions                                                    2,055,941           2,822,417
      Redeemed                                                                                  (7,396,828)         (7,941,240)
                                                                                          -----------------    ----------------
                                                                                          -----------------    ----------------

      Net decrease                                                                              (1,325,521)         (2,837,431)
                                                                                          =================    ================
                                                                                          =================    ================

(1) Including undistributed net investment income                                       $                    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                             Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        22.10  $         22.41  $       19.25  $       27.37  $       33.58

Income from Investment Operations

Net investment income                                   0.28             0.33           0.26           0.14           0.21
Net realized and unrealized gain (loss)                 0.83             2.05           5.11          (6.23)         (4.20)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income (Loss) From
     Investment Operations                              1.11             2.38           5.37          (6.09)         (3.99)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Less Distributions

From net investment income                             (0.28)           (0.33)         (0.26)         (0.14)         (0.21)
From net realized gains                                (1.66)           (2.36)         (1.95)         (1.89)         (2.01)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Distributions                                    (1.94)           (2.69)         (2.21)         (2.03)         (2.22)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Net Asset Value, End of Period                $        21.27  $         22.10  $       22.41  $       19.25  $       27.37
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           5.02%           10.74%         28.41%        (21.94%)       (11.63%)

Net Assets, End of Period ($000)              $      515,700  $       565,148  $     636,715  $     627,394  $     864,986

Ratio of Expenses to Average Net Assets                0.60%            0.60%          0.60%          0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                1.24%            1.34%          1.15%          0.97%          0.70%

Portfolio Turnover Rate                                8.19%            5.68%         30.66%         19.52%         11.46%


See notes to financial statements.

D&T

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $42,972,510 and $114,194,826, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $420,638,588. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $139,549,739 and gross depreciation of securities in which there was an excess of tax cost over value of $47,069,882 resulting in net appreciation of $92,479,857.

5. FUTURES CONTRACTS

        As of December 31, 2005, the Portfolio had 2 open S&P MidCap 400 and 13 open S&P 500 long futures contracts. The contracts expire in March 2006 and the Portfolio has recorded unrealized depreciation of $8,625 and $39,575, respectively, for a total unrealized depreciation of $48,200.

6. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $21,941,938 and received collateral of $22,082,349 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                                                   2005                2004
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           6,947,287          8,042,463
          Long-term capital gain                                                   37,298,097         54,118,095
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   44,245,384         62,160,558
                                                                              ================    ===============






       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      104,076
      Undistributed capital gains                                                                      4,365,661
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         4,469,737
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      92,479,857
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           96,949,594
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. For the year ended December 31, 2005 the Portfolio reclassified $56,334 from undistributed net investment income to accumulated net realized loss on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.12%
      1,500 Alliant Techsystems Inc ^^*                                  114,255
     33,413 Boeing Co                                                  2,346,929
      8,381 General Dynamics Corp                                        955,853
      5,101 Goodrich Corp                                                209,651
     34,889 Honeywell International Inc                                1,299,615
      5,025 L-3 Communications Holdings Inc                              373,609
     14,798 Lockheed Martin Corp                                         941,597
     14,696 Northrop Grumman Corp                                        883,377
      5,500 Precision Castparts Corp                                     284,955
     18,523 Raytheon Co                                                  743,698
      7,130 Rockwell Collins Inc                                         331,331
        300 Sequa Corp*                                                   20,715
     42,122 United Technologies Corp                                   2,355,041
                                                                     $10,860,626

AGRICULTURE --- 0.32%
     27,000 Archer-Daniels-Midland Co                                    665,820
     11,088 Monsanto Co                                                  859,653
      1,900 Scotts Miracle-Gro Co                                         85,956
                                                                      $1,611,429

AIR FREIGHT --- 1.06%
      7,012 CH Robinson Worldwide Inc                                    259,654
      4,474 Expeditors International of Washington Inc ^^                302,040
     12,589 FedEx Corp                                                 1,301,577
      2,640 Ryder System Inc                                             108,293
     45,637 United Parcel Service Inc Class B                          3,429,621
                                                                      $5,401,185

AIRLINES --- 0.14%
      3,600 AirTran Holdings Inc ^^*                                      57,708
      1,350 Alaska Air Group Inc*                                         48,222
      6,200 JetBlue Airways Corp ^^                                       95,356
     28,860 Southwest Airlines Co                                        474,170
                                                                        $675,456

AUTO PARTS & EQUIPMENT --- 0.25%
      2,900 ArvinMeritor Inc                                              41,731
        500 Bandag Inc                                                    21,335
      2,346 BorgWarner Inc                                               142,238
      2,499 Cooper Tire & Rubber Co                                       38,285
      6,137 Dana Corp ^^                                                  44,064
      6,420 Gentex Corp ^^                                               125,190
      7,200 Goodyear Tire & Rubber Co ^^*                                125,136
      8,000 Johnson Controls Inc                                         583,280
      2,793 Lear Corp ^^                                                  79,489
      1,400 Modine Manufacturing Co                                       45,626
                                                                      $1,246,374

AUTOMOBILES --- 0.21%
     76,795 Ford Motor Co                                                592,857
     23,375 General Motors Corp ^^                                       453,943
      1,400 Thor Industries Inc ^^                                        56,098
                                                                      $1,102,898

BANKS --- 5.54%
     14,379 AmSouth Bancorp ^^                                           376,874
      5,636 Associated Banc-Corp                                         183,452
     22,420 BB&T Corp                                                    939,622
    166,120 Bank of America Corp (1)                                   7,666,438
      2,171 Bank of Hawaii Corp                                          111,893
      2,100 Cathay Bancorp Inc ^^                                         75,474
      1,700 City National Corp                                           123,148
      6,350 Colonial BancGroup Inc                                       151,257
      6,837 Comerica Inc                                                 388,068
      7,118 Commerce Bancorp Inc ^^                                      244,930
      5,150 Compass Bancshares Inc                                       248,694
      2,000 Cullen/Frost Bankers Inc                                     107,360
     22,918 Fifth Third Bancorp                                          864,467
      5,170 First Horizon National Corp ^^                               198,735
      3,425 FirstMerit Corp                                               88,742
      2,008 Greater Bay Bancorp                                           51,445
      9,442 Huntington Bancshares Inc                                    224,248
     16,839 KeyCorp                                                      554,508
      3,324 M&T Bank Corp                                                362,482
      8,649 Marshall & Ilsley Corp ^^                                    372,253
      3,452 Mercantile Bankshares Corp                                   194,831
     22,782 National City Corp                                           764,792
     19,657 North Fork Bancorp Inc                                       537,816
     12,122 PNC Financial Services Group                                 749,503
     18,932 Regions Financial Corp                                       646,717
      1,428 SVB Financial Group ^^*                                       66,888
     15,008 SunTrust Banks Inc                                         1,091,982
     12,892 Synovus Financial Corp                                       348,213
      4,688 TCF Financial Corp                                           127,232
      1,700 Texas Regional Bancshares Inc ^^                              48,110
     75,168 US Bancorp                                                 2,246,772
     64,257 Wachovia Corp                                              3,396,625
     69,240 Wells Fargo & Co                                           4,350,349
      1,320 Westamerica Bancorp                                           70,052
      2,800 Wilmington Trust Corp                                        108,948
      4,335 Zions Bancorp                                                327,553
                                                                     $28,410,473

BIOTECHNOLOGY --- 1.60%
      2,700 Affymetrix Inc                                               128,925
     51,128 Amgen Inc*                                                 4,031,954
      7,690 Applera Corp - Applied Biosystems Group                      204,246
     14,087 Biogen Idec Inc*                                             638,564
      2,400 Cephalon Inc ^^*                                             155,376
      2,963 Charles River Laboratories International Inc ^^*             125,542
      4,485 Chiron Corp*                                                 199,403
     10,664 Genzyme Corp*                                                754,798
     18,914 Gilead Sciences Inc*                                         995,444
      2,200 Invitrogen Corp*                                             146,608
      1,300 Martek Biosciences Corp ^^*                                   31,993
     10,204 MedImmune Inc*                                               357,344
     12,748 Millennium Pharmaceuticals Inc ^^*                           123,656
      4,650 Protein Design Labs Inc*                                     132,153
      1,600 Techne Corp ^^*                                               89,840
      4,092 Vertex Pharmaceuticals Inc ^^*                               113,226
                                                                      $8,229,072

BROADCAST/MEDIA --- 0.70%
     22,312 Clear Channel Communications Inc ^^                          701,712
     89,795 Comcast Corp*                                              2,331,078
      3,500 EW Scripps Co ^^                                             168,070
      1,509 Emmis Communications Corp*                                    30,044
      1,500 Entercom Communications Corp ^^*                              44,505
      9,173 Univision Communications Inc Class A ^^*                     269,594
      2,636 Westwood One Inc                                              42,967
                                                                      $3,587,970

BUILDING MATERIALS --- 0.25%
      7,564 American Standard Cos Inc                                    302,182
      1,946 Martin Marietta Materials Inc                                149,297
     17,487 Masco Corp                                                   527,933
      4,205 Vulcan Materials Co                                          284,889
                                                                      $1,264,301

CHEMICALS --- 1.49%
      9,179 Air Products & Chemicals Inc                                 543,305
      2,800 Airgas Inc                                                    92,120
      1,600 Albemarle Corp ^^                                             61,360
      3,016 Ashland Inc                                                  174,626
      2,550 Cabot Corp ^^                                                 91,290
      9,911 Chemtura Corp                                                125,870
      1,600 Cytec Industries Inc ^^                                       76,208
     39,892 Dow Chemical Co                                            1,748,067
     38,046 EI du Pont de Nemours & Co                                 1,616,955
      3,425 Eastman Chemical Co                                          176,696
      7,650 Ecolab Inc ^^                                                277,466
      4,931 Engelhard Corp                                               148,670
      1,550 FMC Corp*                                                     82,414
      1,650 Ferro Corp                                                    30,954
      4,618 Hercules Inc*                                                 52,183
      3,371 International Flavors & Fragrances Inc                       112,929
      2,850 Lubrizol Corp                                                123,776
      8,456 Lyondell Chemical Co                                         201,422
        850 Minerals Technologies Inc                                     47,507
      2,871 Olin Corp                                                     56,501
      6,939 PPG Industries Inc                                           401,768
     13,346 Praxair Inc                                                  706,804
      4,787 RPM International Inc                                         83,150
      5,993 Rohm & Haas Co                                               290,181
      1,900 Sensient Technologies Corp ^^                                 34,010
      2,790 Sigma-Aldrich Corp                                           176,579
      4,114 Valspar Corp                                                 101,492
                                                                      $7,634,303

COMMUNICATIONS - EQUIPMENT --- 2.62%
     15,948 3Com Corp*                                                    57,413
      4,819 ADC Telecommunications Inc*                                  107,656
      2,800 ADTRAN Inc                                                    83,272
      6,687 Andrew Corp*                                                  71,752
     17,305 Avaya Inc ^^*                                                184,644
      2,000 Avocent Corp*                                                 54,380
     23,856 CIENA Corp*                                                   70,852
    254,038 Cisco Systems Inc*                                         4,349,131
      2,200 CommScope Inc*                                                44,286
      8,340 Comverse Technology Inc*                                     221,761
     62,962 Corning Inc*                                               1,237,833
      1,650 Dycom Industries Inc ^^*                                      36,300
      1,600 F5 Networks Inc*                                              91,504
      5,500 Harris Corp                                                  236,555
     68,298 JDS Uniphase Corp ^^*                                        161,183
    183,806 Lucent Technologies Inc ^^*                                  488,924
    102,990 Motorola Inc                                               2,326,544
      1,950 Plantronics Inc ^^                                            55,185
      3,820 Polycom Inc*                                                  58,446
      4,500 Powerwave Technologies Inc ^^*                                56,565
     67,974 QUALCOMM Inc                                               2,928,320
      6,323 Scientific-Atlanta Inc                                       272,332
     18,461 Tellabs Inc*                                                 201,225
      4,300 UTStarcom Inc ^^*                                             34,658
                                                                     $13,430,721

COMPUTER HARDWARE & SYSTEMS --- 3.51%
     34,926 Apple Computer Inc                                         2,510,830
     97,298 Dell Inc*                                                  2,917,967
      2,883 Diebold Inc                                                  109,554
     98,902 EMC Corp*                                                  1,347,045
     10,890 Gateway Inc ^^*                                               27,334
    118,476 Hewlett-Packard Co                                         3,391,968
      1,390 Imation Corp                                                  64,037
     65,413 International Business Machines Corp                       5,376,949
      4,812 Lexmark International Group Inc Class A*                     215,722
      6,324 McDATA Corp ^^*                                               24,031
      7,600 NCR Corp                                                     257,944
     15,398 Network Appliance Inc*                                       415,746
      3,283 QLogic Corp*                                                 106,730
      7,648 Sandisk Corp*                                                480,447
    141,199 Sun Microsystems Inc*                                        591,624
      8,900 Western Digital Corp ^^*                                     165,629
                                                                     $18,003,557

COMPUTER SOFTWARE & SERVICES --- 5.30%
     11,312 Activision Inc                                               155,427
      3,091 Acxiom Corp                                                   71,093
     24,866 Adobe Systems Inc                                            919,047
        600 Advent Software*                                              17,346
      5,137 Affiliated Computer Services Inc Class A ^^*                 304,008
      1,400 Anteon International Corp*                                    76,090
      9,520 Autodesk Inc                                                 408,884
     23,870 Automatic Data Processing Inc                              1,095,394
      8,865 BMC Software Inc*                                            181,644
     11,710 Cadence Design Systems Inc*                                  198,133
      7,243 Citrix Systems Inc*                                          208,454
      5,700 Cognizant Technology Solutions Corp*                         286,995
     18,956 Computer Associates International Inc                        534,370
      7,624 Computer Sciences Corp*                                      386,079
     15,957 Compuware Corp*                                              143,134
      5,780 Convergys Corp*                                               91,613
     12,392 Electronic Arts Inc*                                         648,226
     21,516 Electronic Data Systems Corp                                 517,245
      2,750 Fair Isaac Co                                                121,468
     31,573 First Data Corp                                            1,357,955
      7,643 Fiserv Inc*                                                  330,713
      2,300 Gartner Inc*                                                  29,670
      7,316 Intuit Inc*                                                  389,943
      3,022 Jack Henry & Associates Inc                                   57,660
      4,100 MPS Group Inc*                                                56,047
      2,100 Macrovision Corp ^^*                                          35,133
      6,899 McAfee Inc*                                                  187,170
      3,250 Mentor Graphics Corp*                                         33,605
      3,554 Mercury Interactive Corp ^^*                                  98,766
    378,727 Microsoft Corp (1)                                         9,903,711
     15,750 Novell Inc*                                                  139,073
    155,564 Oracle Corp*                                               1,899,436
     11,250 Parametric Technology Corp*                                   68,625
     13,750 Paychex Inc                                                  524,150
      2,850 RSA Security Inc*                                             32,006
      2,079 Reynolds & Reynolds Co Class A                                58,358
      1,500 SRA International Inc*                                        45,810
      5,341 Sabre Holdings Corp                                          128,772
     21,846 Siebel Systems Inc                                           231,131
      3,689 Sybase Inc*                                                   80,642
     44,657 Symantec Corp*                                               781,498
      5,886 Synopsys Inc*                                                118,073
      1,500 Transaction Systems Architects Inc Class A*                   43,185
     14,077 Unisys Corp*                                                  82,069
      3,000 Wind River Systems*                                           44,310
     52,248 Yahoo! Inc*                                                2,047,077
     47,268 eBay Inc                                                   2,044,341
                                                                     $27,213,579

CONGLOMERATES --- 4.05%
     31,508 3M Co                                                      2,441,870
      1,326 Carlisle Cos Inc                                              91,693
    437,101 General Electric Co (1)                                   15,320,390
      1,700 Teleflex Inc                                                 110,466
      5,516 Textron Inc                                                  424,622
     83,256 Tyco International Ltd                                     2,402,768
                                                                     $20,791,809

CONTAINERS --- 0.16%
      4,274 Ball Corp ^^                                                 169,763
      4,300 Bemis Co Inc ^^                                              119,841
      5,900 Pactiv Corp*                                                 129,800
      3,366 Sealed Air Corp*                                             189,068
      4,626 Temple-Inland Inc ^^                                         207,476
                                                                        $815,948

COSMETICS & PERSONAL CARE --- 0.13%
      3,142 Alberto-Culver Co Class B                                    143,747
     18,974 Avon Products Inc                                            541,708
                                                                        $685,455

DISTRIBUTORS --- 0.26%
      7,130 Genuine Parts Co                                             313,150
     25,595 SYSCO Corp                                                   794,725
      3,120 WW Grainger Inc                                              221,832
                                                                      $1,329,707

ELECTRIC COMPANIES --- 2.62%
      6,750 Allegheny Energy Inc ^^*                                     213,638
      4,796 Alliant Energy Corp ^^                                       134,480
      8,479 Ameren Corp                                                  434,464
     16,289 American Electric Power Co Inc                               604,159
     12,829 CenterPoint Energy Inc ^^                                    164,853
      8,252 Cinergy Corp                                                 350,380
     10,111 Consolidated Edison Inc                                      468,443
      5,264 DPL Inc                                                      136,917
      7,348 DTE Energy Co                                                317,360
     14,352 Dominion Resources Inc                                     1,107,974
      3,201 Duquesne Light Holdings Inc ^^                                52,240
     13,481 Edison International                                         587,906
      8,587 Entergy Corp                                                 589,498
     27,622 Exelon Corp                                                1,467,833
     16,362 FPL Group Inc                                                680,005
     13,664 FirstEnergy Corp                                             669,399
      3,065 Great Plains Energy Inc ^^                                    85,697
      3,300 Hawaiian Electric Industries Inc ^^                           85,470
      1,700 IDACORP Inc ^^                                                49,810
      4,370 NSTAR                                                        124,720
      6,166 Northeast Utilities                                          121,409
      3,676 OGE Energy Corp                                               98,480
     14,138 PG&E Corp ^^                                                 524,803
      2,825 PNM Resources Inc                                             69,184
     15,680 PPL Corp                                                     460,992
      7,752 Pepco Holdings Inc                                           173,412
      4,105 Pinnacle West Capital Corp                                   169,742
     10,386 Progress Energy Inc                                          456,153
      4,750 Puget Energy Inc                                              96,805
      7,550 Sierra Pacific Resources*                                     98,452
     30,695 Southern Co                                                1,059,898
      8,530 TECO Energy Inc                                              146,545
     19,978 TXU Corp                                                   1,002,696
      1,629 WPS Resources Corp ^^                                         90,100
      3,550 Westar Energy Inc                                             76,325
      4,837 Wisconsin Energy Corp                                        188,933
     16,593 Xcel Energy Inc                                              306,307
                                                                     $13,465,482

ELECTRONIC INSTRUMENT & EQUIP --- 1.05%
     17,039 Agilent Technologies Inc*                                    567,228
      7,044 American Power Conversion Corp                               154,968
      2,900 Ametek Inc                                                   123,366
      3,700 Amphenol Corp                                                163,762
      4,915 Arrow Electronics Inc*                                       157,427
      5,995 Avnet Inc*                                                   143,520
      2,565 CDW Corp                                                     147,667
      3,845 Cooper Industries Inc                                        280,685
     17,032 Emerson Electric Co                                        1,272,290
      2,800 Harman International Industries Inc                          273,980
      2,550 Hubbell Inc Class B ^^                                       115,056
      4,700 Ingram Micro Inc*                                             93,671
      7,226 Jabil Circuit Inc*                                           268,012
      3,550 KEMET Corp ^^*                                                25,099
      6,800 Memc Electronic Materials Inc*                               150,756
      5,916 Molex Inc                                                    153,520
      2,260 National Instruments Corp                                     72,433
      1,650 Newport Corp*                                                 22,341
      1,750 Plexus Corp ^^*                                               39,795
      7,379 Rockwell Automation Inc                                      436,542
     21,715 Sanmina - SCI Corp*                                           92,506
     37,769 Solectron Corp*                                              138,235
     10,347 Symbol Technologies Inc                                      132,649
      2,376 Tech Data Corp*                                               94,280
      3,436 Tektronix Inc                                                 96,930
      2,150 Thomas & Betts Corp*                                          90,193
      7,559 Vishay Intertechnology Inc*                                  104,012
                                                                      $5,410,923

ELECTRONICS - SEMICONDUCTOR --- 3.21%
     16,668 Advanced Micro Devices Inc*                                  510,041
     14,948 Altera Corp*                                                 276,986
     15,203 Analog Devices Inc ^^                                        545,332
     67,094 Applied Materials Inc                                      1,203,666
     12,300 Applied Micro Circuits Corp*                                  31,611
     17,500 Atmel Corp*                                                   54,075
     11,920 Broadcom Corp Class A*                                       562,028
        964 Cabot Microelectronics Corp ^^*                               28,274
      4,107 Credence Systems Corp ^^*                                     28,585
      3,100 Cree Inc ^^*                                                  78,244
      5,600 Cypress Semiconductor Corp ^^*                                79,800
      4,876 Fairchild Semiconductor International Inc ^^*                 82,453
     16,912 Freescale Semiconductor Inc*                                 425,675
      8,214 Integrated Device Technology Inc*                            108,261
    249,394 Intel Corp                                                 6,224,874
      2,900 International Rectifier Corp*                                 92,510
      6,349 Intersil Holding Corp                                        157,963
      8,173 KLA-Tencor Corp ^^                                           403,174
     16,162 LSI Logic Corp ^^*                                           129,296
      5,583 Lam Research Corp*                                           199,201
      4,700 Lattice Semiconductor Corp*                                   20,304
     12,585 Linear Technology Corp                                       453,941
     13,523 Maxim Integrated Products Inc                                490,074
      2,680 Micrel Inc*                                                   31,088
      8,677 Microchip Technology Inc                                     278,966
     25,529 Micron Technology Inc ^^*                                    339,791
      7,107 NVIDIA Corp*                                                 259,832
     14,132 National Semiconductor Corp                                  367,149
      5,491 Novellus Systems Inc*                                        132,443
      7,545 PMC-Sierra Inc ^^*                                            58,172
      7,750 RF Micro Devices Inc ^^*                                      41,928
      3,008 Semtech Corp*                                                 54,926
      1,850 Silicon Laboratories Inc*                                     67,821
      8,075 Teradyne Inc*                                                117,653
     66,944 Texas Instruments Inc                                      2,146,894
      5,697 TriQuint Semiconductor Inc*                                   25,352
     14,343 Xilinx Inc                                                   361,587
                                                                     $16,469,970

ENGINEERING & CONSTRUCTION --- 0.11%
      3,577 Fluor Corp                                                   276,359
      1,387 Granite Construction Inc ^^                                   49,807
      2,410 Jacobs Engineering Group Inc*                                163,567
      4,850 Quanta Services Inc ^^*                                       63,875
                                                                        $553,608

FINANCIAL SERVICES --- 6.18%
     10,134 Ameriprise Financial Inc                                     415,494
      3,630 Astoria Financial Corp                                       106,722
     31,842 Bank of New York Co Inc                                    1,014,168
      8,300 CIT Group Inc                                                429,774
    209,327 Citigroup Inc (1)                                         10,158,639
     24,652 Countrywide Financial Corp                                   842,852
      5,382 Eaton Vance Corp                                             147,252
     40,009 Fannie Mae (nonvtg)                                        1,952,839
      3,500 Federated Investors Inc Class B                              129,640
      6,205 Franklin Resources Inc                                       583,332
     28,558 Freddie Mac                                                1,866,265
     10,558 Golden West Financial Corp                                   696,828
      3,061 Independence Community Bank Corp                             121,614
      2,598 IndyMac Bancorp Inc                                          101,374
      2,650 Investors Financial Services Corp ^^                          97,600
    144,720 JPMorgan Chase & Co                                        5,743,937
      8,830 Janus Capital Group Inc                                      164,503
      5,094 Legg Mason Inc                                               609,701
      3,730 MGIC Investment Corp ^^                                      245,509
     17,286 Mellon Financial Corp                                        592,046
     10,288 Moody's Corp                                                 631,889
      9,782 New York Community Bancorp Inc ^^                            161,599
      7,689 Northern Trust Corp                                          398,444
      3,651 PMI Group Inc ^^                                             149,947
     11,563 Principal Financial Group                                    548,433
      3,461 Radian Group Inc                                             202,780
      2,663 SEI Investments Co                                            98,531
     14,680 Sovereign Bancorp Inc                                        317,382
     13,585 State Street Corp                                            753,152
      5,406 T Rowe Price Group Inc                                       389,394
      3,428 Waddell & Reed Financial Class A                              71,885
      3,539 Washington Federal Inc ^^                                     81,362
     40,848 Washington Mutual Inc                                      1,776,888
      2,268 Webster Financial Corp                                       106,369
                                                                     $31,708,144

FOOD & BEVERAGES --- 2.87%
     32,147 Anheuser-Busch Co Inc                                      1,381,035
      3,412 Brown-Forman Corp ^^                                         236,520
      7,661 Campbell Soup Co                                             228,068
     85,651 Coca-Cola Co                                               3,452,592
     12,477 Coca-Cola Enterprises Inc                                    239,184
     21,462 ConAgra Foods Inc                                            435,249
      8,098 Constellation Brands Inc                                     212,411
      5,588 Dean Foods Co*                                               210,444
     14,744 General Mills Inc                                            727,174
     13,829 HJ Heinz Co                                                  466,314
      7,510 Hershey Foods Corp                                           414,928
      3,048 Hormel Foods Corp                                             99,609
      2,412 JM Smucker Co                                                106,128
     10,589 Kellogg Co                                                   457,657
        998 Lancaster Colony Corp                                         36,976
      5,507 McCormick & Co Inc (nonvtg)                                  170,276
      2,350 Molson Coors Brewing Co Class B ^^                           157,427
      5,636 Pepsi Bottling Group Inc                                     161,246
      2,491 PepsiAmericas Inc                                             57,941
     68,609 PepsiCo Inc                                                4,053,420
     31,334 Sara Lee Corp                                                592,213
      4,109 Smithfield Foods Inc*                                        125,735
        964 Tootsie Roll Industries Inc ^^                                27,889
     10,352 Tyson Foods Inc Class A                                      177,019
      7,420 Wm Wrigley Jr Co                                             493,356
                                                                     $14,720,811

GOLD, METALS & MINING --- 0.90%
     35,994 Alcoa Inc                                                  1,064,343
      3,525 Allegheny Technologies Inc                                   127,182
      2,650 Arch Coal Inc ^^                                             210,675
      7,657 Freeport-McMoRan Copper & Gold Inc                           411,947
     18,486 Newmont Mining Corp                                          987,152
      6,458 Nucor Corp                                                   430,878
      5,486 Peabody Energy Corp                                          452,156
      4,204 Phelps Dodge Corp                                            604,829
      1,600 Steel Dynamics Inc ^^                                         56,816
      4,700 United States Steel Corp                                     225,929
      2,881 Worthington Industries Inc ^^                                 55,344
                                                                      $4,627,251

HEALTH CARE RELATED --- 3.27%
     11,898 Aetna Inc                                                  1,122,100
      8,766 AmericsourceBergen Corp                                      362,912
      2,050 Apria Healthcare Group Inc*                                   49,426
      5,262 CIGNA Corp                                                   587,765
     17,757 Cardinal Health Inc                                        1,220,794
     18,643 Caremark Rx Inc*                                             965,521
      3,695 Community Health Systems Inc*                                141,666
      2,555 Covance Inc*                                                 124,045
      6,752 Coventry Health Care Inc                                     384,594
      6,012 Express Scripts Inc Class A                                  503,806
     17,546 HCA Inc                                                      886,073
     10,153 Health Management Associates Inc Class A                     222,960
      4,709 Health Net Inc*                                              242,749
      3,652 Henry Schein Inc                                             159,373
      6,763 Humana Inc*                                                  367,434
      9,593 IMS Health Inc                                               239,058
      5,500 Laboratory Corp of America Holdings*                         296,175
      2,350 LifePoint Hospitals Inc*                                      88,125
      4,037 Lincare Holdings Inc*                                        169,191
      3,267 Manor Care Inc ^^                                            129,929
     12,716 McKesson Corp                                                656,018
     12,757 Medco Health Solutions Inc*                                  711,841
      4,970 Omnicare Inc                                                 284,383
      5,684 Patterson Cos Inc*                                           189,846
      6,884 Quest Diagnostics Inc                                        354,388
      2,850 Renal Care Group Inc*                                        134,834
     19,345 Tenet Healthcare Corp ^^*                                    148,183
      3,602 Triad Hospitals Inc*                                         141,306
     56,388 UnitedHealth Group Inc                                     3,503,963
      2,260 Universal Health Services Inc Class B ^^                     105,632
      3,400 VCA Antech Inc*                                               95,880
     27,430 WellPoint Inc                                              2,188,640
                                                                     $16,778,610

HOMEBUILDING --- 0.43%
      1,700 Beazer Homes USA Inc ^^                                      123,828
      5,278 Centex Corp                                                  377,324
     11,233 DR Horton Inc                                                401,355
      1,500 Hovnanian Enterprises Inc*                                    74,460
      3,264 KB Home                                                      237,162
      5,666 Lennar Corp ^^                                               345,739
      8,832 Pulte Homes Inc                                              347,628
      2,000 Ryland Group Inc ^^                                          144,260
      4,890 Toll Brothers Inc                                            169,390
                                                                      $2,221,146

HOTELS/MOTELS --- 0.45%
     17,968 Carnival Corp                                                960,749
     13,488 Hilton Hotels Corp                                           325,196
      6,872 Marriott International Inc Class A                           460,218
      9,074 Starwood Hotels & Resorts Worldwide Inc                      579,466
                                                                      $2,325,629

HOUSEHOLD GOODS --- 2.54%
      2,700 American Greetings Corp Class A                               59,319
      3,268 Black & Decker Corp                                          284,185
      1,064 Blyth Industries Inc ^^                                       22,291
      2,625 Church & Dwight Co Inc ^^                                     86,704
      6,246 Clorox Co                                                    355,335
     21,402 Colgate-Palmolive Co                                       1,173,900
      2,722 Energizer Holdings Inc*                                      135,528
      6,070 Fortune Brands Inc                                           473,581
      2,100 Furniture Brands International Inc ^^                         46,893
     19,381 Kimberly-Clark Corp                                        1,156,077
      7,586 Leggett & Platt Inc                                          174,175
      3,309 Maytag Corp                                                   62,275
      2,233 Mohawk Industries Inc*                                       194,226
     11,365 Newell Rubbermaid Inc                                        270,260
    138,658 Procter & Gamble Co (1)                                    8,025,525
      2,350 Snap-on Inc                                                   88,266
      2,966 Stanley Works                                                142,487
      2,150 Tupperware Corp ^^                                            48,160
      2,854 Whirlpool Corp                                               239,051
                                                                     $13,038,238

INDEPENDENT POWER PRODUCTS --- 0.01%
      1,400 Black Hills Corp                                              48,454
                                                                         $48,454

INSURANCE RELATED --- 4.93%
     13,297 ACE Ltd                                                      710,592
     20,679 AFLAC Inc                                                    959,919
     26,794 Allstate Corp                                              1,448,752
      4,397 Ambac Financial Group Inc                                    338,833
      1,586 AmerUs Group Co                                               89,879
      1,900 American Financial Group Inc                                  72,789
    107,368 American International Group Inc (1)                       7,325,719
     13,243 Aon Corp                                                     476,086
      3,947 Arthur J Gallagher & Co ^^                                   121,883
      4,554 Brown & Brown Inc                                            139,079
      8,250 Chubb Corp                                                   805,613
      7,185 Cincinnati Financial Corp                                    321,026
      2,636 Everest Re Group Ltd                                         264,523
      7,170 Fidelity National Financial Inc                              263,784
      3,920 First American Financial Corp                                177,576
     15,600 Genworth Financial Inc                                       539,448
      4,375 HCC Insurance Holdings Inc                                   129,850
      2,250 Hanover Insurance Group Inc                                   93,983
     12,463 Hartford Financial Services Group Inc                      1,070,447
      1,750 Horace Mann Educators Corp                                    33,180
      5,577 Jefferson-Pilot Corp                                         317,499
      3,433 Leucadia National Corp                                       162,930
      7,192 Lincoln National Corp                                        381,392
      5,614 Loews Corp                                                   532,488
      5,536 MBIA Inc ^^                                                  333,046
     22,510 Marsh & McLennan Cos Inc                                     714,918
      1,500 Mercury General Corp                                          87,330
     31,295 MetLife Inc                                                1,533,455
      2,582 Ohio Casualty Corp                                            73,122
      7,583 Old Republic International Corp                              199,130
      8,205 Progressive Corp                                             958,180
      2,848 Protective Life Corp                                         124,657
     20,950 Prudential Financial Inc                                   1,533,331
      5,073 SAFECO Corp                                                  286,625
     28,653 St Paul Travelers Co Inc                                   1,279,930
      2,220 StanCorp Financial Group Inc                                 110,889
      4,291 Torchmark Corp                                               238,580
      1,882 Unitrin Inc                                                   84,784
     12,321 UnumProvident Corp                                           280,303
      4,625 WR Berkley Corp                                              220,243
      7,188 XL Capital Ltd Class A ^^                                    484,327
                                                                     $25,320,120

INVESTMENT BANK/BROKERAGE FIRM --- 2.10%
      3,149 AG Edwards Inc                                               147,562
      4,691 Bear Stearns Co Inc                                          541,951
     42,580 Charles Schwab Corp                                          624,649
     16,923 E*TRADE Financial Corp*                                      353,014
     18,657 Goldman Sachs Group Inc                                    2,382,685
      2,000 Jefferies Group Inc                                           89,960
      2,409 LaBranche & Co Inc ^^*                                        24,355
     11,162 Lehman Brothers Holdings Inc                               1,430,634
     38,026 Merrill Lynch & Co Inc                                     2,575,501
     44,609 Morgan Stanley                                             2,531,115
      2,350 Raymond James Financial Inc                                   88,525
                                                                     $10,789,951

LEISURE & ENTERTAINMENT --- 2.23%
      1,850 Boyd Gaming Corp                                              88,171
      3,954 Brunswick Corp                                               160,770
      2,700 Callaway Golf Co ^^                                           37,368
      5,180 GTECH Holdings Corp                                          164,413
     11,378 Harley-Davidson Inc ^^                                       585,853
      7,604 Harrah's Entertainment Inc                                   542,089
      7,352 Hasbro Inc                                                   148,363
     13,880 International Game Technology                                427,226
      1,496 International Speedway Corp Class A                           71,658
      2,827 Live Nation*                                                  37,027
     16,655 Mattel Inc                                                   263,482
    100,600 News Corp                                                  1,564,330
    192,858 Time Warner Inc                                            3,363,444
     63,903 Viacom Inc Class B                                         2,083,238
     79,511 Walt Disney Co                                             1,905,879
                                                                     $11,443,311

MACHINERY --- 1.54%
      3,698 AGCO Corp ^^*                                                 61,276
     28,178 Caterpillar Inc                                            1,627,843
      2,095 Crane Co                                                      73,891
      2,000 Cummins Inc                                                  179,460
      9,804 Danaher Corp                                                 546,867
     10,026 Deere & Co                                                   682,871
      2,788 Donaldson Co Inc                                              88,658
      8,347 Dover Corp                                                   337,970
      6,110 Eaton Corp                                                   409,920
      1,973 Federal Signal Corp                                           29,615
      2,300 Flowserve Corp*                                               90,988
      2,825 Graco Inc ^^                                                 103,056
      1,750 Harsco Corp                                                  118,143
      3,892 ITT Industries Inc                                           400,175
      8,510 Illinois Tool Works Inc                                      748,795
     13,728 Ingersoll-Rand Co                                            554,199
      5,000 Joy Global                                                   200,000
      1,589 Kennametal Inc                                                81,103
      2,517 Navistar International Corp*                                  72,037
      1,350 Nordson Corp                                                  54,689
      7,047 PACCAR Inc                                                   487,864
      5,159 Pall Corp                                                    138,571
      5,018 Parker-Hannifin Corp                                         330,987
      4,200 Pentair Inc                                                  144,984
      2,689 SPX Corp ^^                                                  123,076
        750 Tecumseh Products Co Class A ^^                               17,183
      3,400 Timken Co ^^                                                 108,868
      1,850 Trinity Industries Inc                                        81,530
                                                                      $7,894,619

MEDICAL PRODUCTS --- 2.27%
      2,786 Advanced Medical Optics Inc ^^*                              116,455
      2,209 Bausch & Lomb Inc                                            149,991
     25,775 Baxter International Inc                                     970,429
      2,604 Beckman Coulter Inc                                          148,168
     10,460 Becton Dickinson & Co                                        628,437
     10,307 Biomet Inc                                                   376,927
     24,416 Boston Scientific Corp*                                      597,948
      4,370 CR Bard Inc                                                  288,070
      4,730 Cytyc Corp*                                                  133,528
      3,242 Dentsply International Inc                                   174,063
      2,468 Edwards Lifesciences Corp*                                   102,693
      5,100 Fisher Scientific International Inc*                         315,486
      2,100 Gen-Probe Inc*                                               102,459
     13,778 Guidant Corp                                                 892,126
      2,550 Hillenbrand Industries Inc ^^                                125,996
      6,694 Hospira Inc*                                                 286,369
      1,500 Inamed Corp*                                                 131,520
      1,500 Intuitive Surgical Inc ^^*                                   175,905
     50,023 Medtronic Inc                                              2,879,824
      2,200 Millipore Corp*                                              145,288
      5,371 PerkinElmer Inc                                              126,541
     15,168 St Jude Medical Inc*                                         761,434
      2,749 Steris Corp                                                   68,780
     12,058 Stryker Corp                                                 535,737
      6,693 Thermo Electron Corp*                                        201,660
      1,272 Varian Inc*                                                   50,613
      5,398 Varian Medical Systems Inc*                                  271,735
      4,573 Waters Corp*                                                 172,859
     10,261 Zimmer Holdings Inc*                                         692,002
                                                                     $11,623,043

OFFICE EQUIPMENT & SUPPLIES --- 0.31%
      4,621 Avery Dennison Corp                                          255,403
      2,256 HNI Corp                                                     123,922
      2,871 Herman Miller Inc                                             80,933
      1,100 Mine Safety Appliances Co ^^                                  39,831
      9,444 Pitney Bowes Inc                                             399,009
     39,680 Xerox Corp*                                                  581,312
      2,875 Zebra Technologies Corp Class A*                             123,194
                                                                      $1,603,604

OIL & GAS --- 9.18%
      3,369 Amerada Hess Corp                                            427,257
      9,832 Anadarko Petroleum Corp                                      931,582
     13,648 Apache Corp                                                  935,161
     13,284 BJ Services Co                                               487,124
     14,155 Baker Hughes Inc                                             860,341
     15,678 Burlington Resources Inc                                   1,351,444
     92,890 Chevron Corp                                               5,273,365
     57,374 ConocoPhillips                                             3,338,019
      4,700 Cooper Cameron Corp                                          194,580
      4,700 Denbury Resources Inc                                        107,066
     18,350 Devon Energy Corp                                          1,147,609
      6,313 ENSCO International Inc                                      279,982
      9,990 EOG Resources                                                732,966
     27,230 El Paso Corp                                                 331,117
    257,423 Exxon Mobil Corp (1)                                      14,459,343
      2,855 FMC Technologies Inc*                                        122,537
      2,261 Forest Oil Corp*                                             103,034
      5,309 Grant Prideco Inc*                                           234,233
     21,190 Halliburton Co                                             1,312,932
      3,750 Hanover Compressor Co ^^*                                     52,913
      2,200 Helmerich & Payne Inc                                        136,202
      4,793 Kerr-McGee Corp                                              435,492
      4,424 Kinder Morgan Inc                                            406,787
     15,204 Marathon Oil Corp                                            926,988
      6,868 Murphy Oil Corp                                              370,803
      6,511 Nabors Industries Ltd*                                       493,208
      7,268 National Oilwell Varco Inc*                                  455,704
      5,300 Newfield Exploration Co                                      265,371
      5,680 Noble Corp                                                   400,667
      7,200 Noble Energy Inc                                             290,160
     16,668 Occidental Petroleum Corp                                  1,331,440
      1,250 Overseas Shipholding Group Inc                                62,988
      7,122 Patterson-UTI Energy Inc                                     234,670
      5,371 Pioneer Natural Resources Co                                 275,371
      3,200 Plains Exploration & Production Co*                          127,136
      2,436 Pogo Producing Co ^^                                         121,337
      6,545 Pride International Inc*                                     201,259
      2,800 Quicksilver Resources Inc ^^*                                117,628
      4,523 Rowan Cos Inc                                                161,200
     24,419 Schlumberger Ltd                                           2,372,306
      8,268 Smith International Inc ^^                                   306,825
      6,900 Southwestern Energy Co                                       247,986
      5,612 Sunoco Inc                                                   439,869
      2,500 Tidewater Inc                                                111,150
     13,639 Transocean Inc*                                              950,502
     25,556 Valero Energy Corp                                         1,318,690
     14,354 Weatherford International Ltd                                519,615
      2,400 Western Gas Resources Inc                                    113,016
     23,663 Williams Cos Inc                                             548,272
     15,066 XTO Energy Inc                                               662,000
                                                                     $47,087,247

PAPER & FOREST PRODUCTS --- 0.40%
      2,287 Bowater Inc ^^                                                70,257
     20,323 International Paper Co                                       683,056
      2,050 Longview Fibre Co                                             42,661
      4,362 Louisiana-Pacific Corp                                       119,824
      7,453 MeadWestvaco Corp                                            208,908
      1,750 PH Glatfelter Co                                              24,833
      2,539 Packaging Corp of America                                     58,270
      1,200 Potlatch Corp                                                 61,176
      4,105 Sonoco Products Co                                           120,687
     10,086 Weyerhaeuser Co                                              669,105
                                                                      $2,058,777

PERSONAL LOANS --- 1.21%
      5,645 AmeriCredit Corp*                                            144,681
     51,370 American Express Co                                        2,643,500
     12,450 Capital One Financial Corp                                 1,075,680
     51,863 MBNA Corp                                                  1,408,080
     17,238 SLM Corp                                                     949,641
                                                                      $6,221,582

PHARMACEUTICALS --- 6.02%
     64,142 Abbott Laboratories                                        2,529,119
      5,508 Allergan Inc                                                 594,644
      4,428 Barr Laboratories Inc*                                       275,820
     80,862 Bristol-Myers Squibb Co                                    1,858,209
     47,055 Eli Lilly & Co                                             2,662,842
     14,004 Forest Laboratories Inc*                                     569,683
      9,038 IVAX Corp*                                                   283,161
    123,042 Johnson & Johnson (1)                                      7,394,824
      9,996 King Pharmaceuticals Inc*                                    169,132
     90,471 Merck & Co Inc                                             2,877,883
      8,969 Mylan Laboratories Inc                                       179,021
      1,403 Par Pharmaceutical Cos Inc ^^*                                43,970
      3,400 Perrigo Co ^^                                                 50,694
    304,868 Pfizer Inc (1)                                             7,109,522
     61,112 Schering-Plough Corp                                       1,274,185
      4,410 Sepracor Inc ^^*                                             227,556
      3,750 Valeant Pharmaceuticals International                         67,800
      4,221 Watson Pharmaceuticals Inc*                                  137,225
     55,581 Wyeth                                                      2,560,617
                                                                     $30,865,907

PHOTOGRAPHY/IMAGING --- 0.05%
     11,871 Eastman Kodak Co ^^                                          277,781
                                                                        $277,781

POLLUTION CONTROL --- 0.21%
      8,943 Allied Waste Industries Inc*                                  78,162
      5,012 Republic Services Inc                                        188,201
      1,200 Rollins Inc ^^                                                23,652
      1,850 Stericycle Inc*                                              108,928
     22,834 Waste Management Inc                                         693,012
                                                                      $1,091,955

PRINTING & PUBLISHING --- 0.62%
      1,000 Banta Corp                                                    49,800
      3,834 Belo Corp Class A ^^                                          82,086
      2,071 Deluxe Corp                                                   62,420
      2,447 Dow Jones & Co Inc                                            86,844
      9,965 Gannett Co Inc                                               603,580
      2,921 Knight-Ridder Inc ^^                                         184,899
      1,900 Lee Enterprises Inc                                           70,129
     15,486 McGraw-Hill Cos Inc                                          799,542
      1,000 Media General Inc Class A                                     50,700
      1,766 Meredith Corp ^^                                              92,432
      5,972 New York Times Co ^^                                         157,959
      8,961 RR Donnelley & Sons Co                                       306,108
      4,054 Readers Digest Association Inc                                61,702
      1,400 Scholastic Corp*                                              39,914
     10,828 Tribune Co                                                   327,655
        249 Washington Post Co Class B                                   190,485
                                                                      $3,166,255

RAILROADS --- 0.62%
     15,491 Burlington Northern Santa Fe Corp                          1,097,073
      8,977 CSX Corp                                                     455,762
     16,778 Norfolk Southern Corp                                        752,158
     11,003 Union Pacific Corp                                           885,852
                                                                      $3,190,845

REAL ESTATE --- 1.00%
      3,585 AMB Property Corp REIT                                       176,274
      3,982 Apartment Investment & Management Co REIT                    150,798
      8,800 Archstone-Smith Trust REIT                                   368,632
      4,500 Developers Diversified Realty Corp REIT                      211,590
     16,796 Equity Office Properties Trust REIT ^^                       509,423
     11,934 Equity Residential REIT                                      466,858
      2,250 Highwood Properties Inc REIT                                  64,013
      3,018 Hospitality Properties Trust REIT                            121,022
      3,659 Liberty Property Trust REIT ^^                               156,788
      2,500 Macerich Co REIT                                             167,850
      2,529 Mack-Cali Realty Corp REIT ^^                                109,253
      4,255 New Plan Excel Realty Trust REIT ^^                           98,631
      7,574 Plum Creek Timber Co Inc REIT                                273,043
     10,050 ProLogis Trust REIT                                          469,536
      3,400 Public Storage Inc REIT                                      230,248
      3,122 Rayonier Inc                                                 124,412
      2,800 Regency Centers Corp REIT ^^                                 165,060
      7,686 Simon Property Group Inc REIT                                588,978
      5,600 United Dominion Realty Trust Inc REIT ^^                     131,264
      4,900 Vornado Realty Trust REIT                                    409,003
      3,300 Weingarten Realty Investors REIT                             124,773
                                                                      $5,117,449

RESTAURANTS --- 0.85%
      3,120 Applebee's International Inc                                  70,481
      1,400 Bob Evans Farms Inc                                           32,284
      3,548 Brinker International Inc                                    137,166
      1,922 CBRL Group Inc ^^                                             67,558
      3,258 Cheesecake Factory Inc ^^*                                   121,817
      5,391 Darden Restaurants Inc                                       209,602
     52,035 McDonald's Corp                                            1,754,620
      2,720 Outback Steakhouse Inc                                       113,179
      2,592 Ruby Tuesday Inc ^^                                           67,107
     31,728 Starbucks Corp                                               952,157
      4,851 Wendy's International Inc                                    268,066
     11,747 Yum! Brands Inc                                              550,699
                                                                      $4,344,736

RETAIL --- 5.86%
      1,957 99 Cents Only Stores ^^*                                      20,470
      3,668 Abercrombie & Fitch Co ^^                                    239,080
      4,450 Advance Auto Parts Inc                                       193,397
      2,200 Aeropostale Inc*                                              57,860
     15,172 Albertson's Inc ^^                                           323,922
     12,700 Amazon.com Inc*                                              598,805
      5,400 American Eagle Outfitters Inc                                124,092
      2,950 AnnTaylor Stores Corp*                                       101,834
      7,426 AutoNation Inc*                                              161,367
      2,316 AutoZone Inc*                                                212,493
      2,785 BJ's Wholesale Club Inc*                                      82,325
      2,187 Barnes & Noble Inc                                            93,319
     12,316 Bed Bath & Beyond Inc*                                       445,223
     16,936 Best Buy Co Inc                                              736,377
      4,622 Big Lots Inc ^^*                                              55,510
      2,725 Borders Group Inc                                             59,051
     33,672 CVS Corp                                                     889,614
      4,274 CarMax Inc ^^*                                               118,304
      7,524 Chicos FAS Inc                                               330,529
      6,430 Circuit City Stores Inc - CarMax Group                       145,254
      4,050 Claire's Stores Inc                                          118,341
     19,542 Costco Wholesale Corp                                        966,743
      2,473 Dillard's Inc                                                 61,380
     13,089 Dollar General Corp                                          249,607
      4,395 Dollar Tree Stores Inc*                                      105,216
      6,342 Family Dollar Stores Inc ^^                                  157,218
     11,293 Federated Department Stores Inc                              749,065
      6,400 Foot Locker Inc                                              150,976
      2,300 GameStop Corp ^^*                                             73,186
     23,672 Gap Inc                                                      417,574
     87,884 Home Depot Inc                                             3,557,544
      9,645 JC Penney Co Inc                                             536,262
     14,273 Kohl's Corp*                                                 693,668
     29,966 Kroger Co*                                                   565,758
     14,370 Limited Brands Inc                                           321,170
     32,401 Lowe's Cos Inc                                             2,159,851
      5,472 Michaels Stores Inc                                          193,326
      9,080 Nordstrom Inc                                                339,592
      4,600 O'Reilly Automotive Inc                                      147,246
     12,776 Office Depot Inc*                                            401,166
      2,850 OfficeMax Inc                                                 72,276
      3,000 Pacific Sunwear of California Inc*                            74,760
      2,800 Payless ShoeSource Inc*                                       70,280
      5,816 Petsmart Inc ^^                                              149,239
      3,509 Pier 1 Imports Inc ^^                                         30,634
      2,500 Polo Ralph Lauren Corp                                       140,350
      5,568 RadioShack Corp                                              117,095
      2,900 Rent-A-Center Inc*                                            54,694
      5,974 Ross Stores Inc                                              172,649
      1,350 Ruddick Corp                                                  28,728
      5,590 SUPERVALU Inc                                                181,563
     18,566 Safeway Inc                                                  439,272
      5,718 Saks Inc ^^*                                                  96,405
      4,194 Sears Holding Corp*                                          484,533
      4,664 Sherwin-Williams Co                                          211,839
     30,254 Staples Inc                                                  687,068
     18,970 TJX Cos Inc                                                  440,673
     36,358 Target Corp                                                1,998,599
      5,847 Tiffany & Co                                                 223,882
      4,500 Urban Outfitters Inc                                         113,895
    103,336 Wal-Mart Stores Inc                                        4,836,125
     41,834 Walgreen Co ^^                                             1,851,573
      5,764 Whole Foods Market Inc                                       446,076
      4,791 Williams-Sonoma Inc ^^*                                      206,732
                                                                     $30,082,655

SHOES --- 0.17%
      7,909 NIKE Inc Class B                                             686,422
      2,200 Reebok International Ltd                                     128,106
      2,290 Timberland Co Class A                                         74,540
                                                                        $889,068

SPECIALIZED SERVICES --- 1.22%
      3,648 Adesa Corp                                                    89,084
      2,800 Alliance Data Systems Corp*                                   99,680
      6,074 Apollo Group Inc*                                            367,234
      4,996 BISYS Group Inc*                                              69,994
      2,400 Brink's Co                                                   114,984
      2,000 CSG Systems International Inc*                                44,640
      4,072 Career Education Corp*                                       137,308
      1,590 Catalina Marketing Corp ^^                                    40,307
     42,328 Cendant Corp                                                 730,158
      5,985 Ceridian Corp*                                               148,727
      2,595 Certegy Inc                                                  105,253
      3,723 CheckFree Corp*                                              170,886
      3,727 ChoicePoint Inc*                                             165,889
      5,683 Cintas Corp                                                  234,026
      2,809 Copart Inc*                                                   64,776
      3,732 Corinthian Colleges Inc ^^*                                   43,963
      1,700 Corporate Executive Board Co ^^                              152,490
      2,572 DST Systems Inc*                                             154,089
      2,390 DeVry Inc*                                                    47,800
      2,750 Dun & Bradstreet Corp*                                       184,140
      2,796 Education Management Corp*                                    93,694
      5,358 Equifax Inc                                                  203,711
      5,158 Fastenal Co ^^                                               202,142
      2,050 GATX Corp                                                     73,964
     13,468 H&R Block Inc                                                330,639
      2,283 Harte-Hanks Inc                                               60,248
      1,600 ITT Educational Services Inc*                                 94,576
     17,779 Interpublic Group of Cos Inc ^^*                             171,567
        750 Kelly Services Inc Class A                                    19,665
      1,700 Korn/Ferry International ^^*                                  31,773
      2,100 Laureate Education Inc*                                      110,271
      2,200 MSC Industrial Direct Co Inc Class A                          88,484
      3,570 Manpower Inc                                                 166,005
      3,460 MoneyGram International Inc                                   90,237
      5,086 Monster Worldwide Inc*                                       207,611
      2,000 Navigant Consulting Inc ^^*                                   43,960
      7,505 Omnicom Group Inc                                            638,901
      1,900 Regis Corp                                                    73,283
      7,054 Robert Half International Inc                                267,276
      1,755 Sotheby's Holdings Inc Class A*                               32,222
      2,700 United Rentals Inc*                                           63,153
      1,913 Valassis Communications Inc*                                  55,611
                                                                      $6,284,421

TELEPHONE & TELECOMMUNICATIONS --- 2.77%
     15,898 ALLTEL Corp                                                1,003,164
    161,544 AT&T Inc                                                   3,956,212
     75,640 BellSouth Corp                                             2,049,844
      5,373 CenturyTel Inc                                               178,169
     10,100 Cincinnati Bell Inc*                                          35,451
     13,748 Citizens Communications Co                                   168,138
     63,810 Qwest Communications International Inc*                      360,527
    122,224 Sprint Nextel Corp                                         2,855,153
      4,215 Telephone & Data Systems Inc                                 151,866

    114,335 Verizon Communications                                     3,443,770
                                                                     $14,202,294

TEXTILES --- 0.20%
     15,728 Coach Inc                                                    524,372
      4,798 Jones Apparel Group Inc                                      147,395
      4,413 Liz Claiborne Inc                                            158,074
      3,732 VF Corp                                                      206,529
                                                                      $1,036,370

TOBACCO --- 1.38%
     86,214 Altria Group Inc (1)                                       6,441,910
      3,532 Reynolds American Inc ^^                                     336,706
      6,717 UST Inc ^^                                                   274,255
      1,100 Universal Corp ^^                                             47,696
                                                                      $7,100,567

TRANSPORTATION --- 0.10%
      1,800 Alexander & Baldwin Inc                                       97,632
      2,187 CNF Inc                                                      122,231
      5,060 JB Hunt Transport Services Inc                               114,558
      2,084 Swift Transportation Co Inc ^^*                               42,305
      2,082 Werner Enterprises Inc ^^                                     41,015
      2,400 Yellow Roadway Corp*                                         107,064
                                                                        $524,805

UTILITIES --- 1.04%
     26,977 AES Corp*                                                    427,046
      3,171 AGL Resources Inc                                            110,383
     15,350 Aquila Inc*                                                   55,260
      9,050 CMS Energy Corp ^^*                                          131,316
      7,364 Constellation Energy Group                                   424,166
     38,383 Duke Energy Corp ^^                                        1,053,613
     12,400 Dynegy Inc Class A ^^*                                        59,768
      6,045 Energy East Corp                                             137,826
      5,032 Equitable Resources Inc                                      184,624
      7,201 KeySpan Corp                                                 257,004
      4,932 MDU Resources Group Inc ^^                                   161,474
      1,850 NICOR Inc ^^                                                  72,724
      3,433 National Fuel Gas Co                                         107,075
     11,239 NiSource Inc                                                 234,446
      4,011 ONEOK Inc ^^                                                 106,813
      1,550 Peoples Energy Corp ^^                                        54,359
     10,395 Public Service Enterprise Group Inc                          675,363
      3,535 Questar Corp                                                 267,600
      4,726 Scana Corp                                                   186,110
     10,649 Sempra Energy                                                477,501
      3,066 Vectren Corp                                                  83,273
      2,009 WGL Holdings Inc                                              60,391
                                                                      $5,328,135

WATER --- 0.03%
      5,288 Aqua America Inc                                             144,362
                                                                        $144,362

TOTAL COMMON STOCK --- 99.66%                                       $511,352,988
(Cost $407,694,854)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  1,298,000 Federal Home Loan Bank                                     1,297,638
                  3.400%, January 3, 2006
    475,000 United States of America (1)                                 467,819
                  4.220%, May 11, 2006

TOTAL SHORT-TERM INVESTMENTS --- 0.34%                                $1,765,457
(Cost $1,765,457)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%                          $513,118,445
(Cost $409,460,311)

Legend
* Non-income Producing Security
(1) Collateral or Segregated Assets for Futures
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at December 31, 2005. See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Stock Index Portfolio
December 31, 2005
Unaudited

                                                                                 % of Portfolio
                   Sector                                Value ($)                Investments
----------------------------------------------   --------------------------    -------------------
----------------------------------------------   --------------------------    -------------------
Communications                                                  31,220,985                  6.08%
Consumer Products & Services                                   116,571,704                 22.73%
Financial Services                                             107,567,719                 20.97%
Health Care Related                                             67,496,632                 13.15%
Industrial Products & Services                                  24,024,593                  4.68%
Natural Resources                                               55,433,158                 10.80%
Short Term Investments                                           1,765,457                  0.34%
Technology                                                      77,958,655                 15.19%
Transportation                                                  12,141,563                  2.37%
Utilities                                                       18,937,979                  3.69%
                                                 --------------------------    -------------------
                                                 --------------------------    -------------------
                                                             $ 513,118,445                100.00%
                                                 ==========================    ===================
                                                 ==========================    ===================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Stock Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                              Beginning        Ending       Expenses Paid
                            Account Value   Account Value   During Period*
                             (6/30/2005)    (12/31/2005)   (6/30/05-12/31/05)

 Actual                        $ 1,000.00     $ 1,054.12         $ 3.11

 Hypothetical
 (5% return before expenses)   $ 1,000.00     $ 1,022.18         $ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006